GENERAL (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2025 USD ($) offering	Jun. 30, 2025 USD ($) vote	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jul. 23, 2021 vote
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Cash and cash equivalents		$ 54,668	$ 36,274	$ 72,262
Negative cash flow used in operating activities		47,853	$ 38,032
Reduction-In-Force Plan
Organization, Consolidation and Presentation of Financial Statements [Line Items]
One-time reduction-in-force expense incurred		$ 1,886
Class B Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote		10			10
Class A Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote		1
Class A Ordinary Shares | Securities Purchase Agreements
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of registered direct offerings | offering	2
Net proceeds from shares issued under agreements	$ 34,361